UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Notice of Intention To Redeem Securities Pursuant to Rule 23c-2

Under the Investment Company Act of 1940

Investment Company Act file number: 814- 01022

Logan Ridge Finance Corporation

(Name of Registrant)

650 Madison Avenue, 23rd Floor

New York, New York 10022

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Logan Ridge Finance Corporation (the “Company”) to be redeemed: 6.00% Notes due 2022 (the “Notes”)

(2)	Date on which the securities are to be redeemed: December 6, 2021

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of June 16, 2014 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, and (ii) Section 1.01(h) of the Second Supplemental Indenture, dated as of May 16, 2017, between the Company and U.S. Bank National Association, as trustee (the “Second Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $50,000,000 aggregate principal amount of its outstanding Notes pursuant to the terms of the Base Indenture and the Second Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 1st day of November 2021.

LOGAN RIDGE FINANCE CORPORATION

By:	/s/ Jason Roos
Name: Jason Roos
Title: Chief Financial Officer, Treasurer and Secretary

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